Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CONTINUING OPERATIONS
Revenues	$ 1,647	$ 1,614	$ 3,385	$ 3,288
Operating expenses	(990)	(1,041)	(2,064)	(2,122)
Depreciation	(29)	(38)	(59)	(76)
Other operating gains, net	347	2	364	1
Operating profit	825	391	1,333	805
Finance costs, net:
Net interest expense	(34)	(49)	(89)	(97)
Other finance (costs) income	(102)	320	(192)	414
Income before tax and equity method investments	689	662	1,052	1,122
Share of post-tax earnings (losses) in equity method investments	419	(825)	989	(27)
Tax (expense) benefit	(219)	92	(415)	(148)
Earnings (loss) from continuing operations	889	(71)	1,626	947
Earnings (loss) from discontinued operations, net of tax	5	(44)	24	(55)
Net earnings (loss)	894	(115)	1,650	892
Earnings (loss) attributable to common shareholders	$ 894	$ (115)	$ 1,650	$ 892
Basic earnings (loss) per share:
From continuing operations	$ 1.89	$ (0.15)	$ 3.44	$ 1.94
From discontinued operations	0.01	(0.09)	0.05	(0.11)
Basic earnings (loss) per share	1.9	(0.24)	3.49	1.83
Diluted earnings (loss) per share:
From continuing operations	1.89	(0.15)	3.43	1.94
From discontinued operations	0.01	(0.09)	0.06	(0.11)
Diluted earnings (loss) per share	$ 1.9	$ (0.24)	$ 3.49	$ 1.83
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (127)	$ (121)	$ (245)	$ (235)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (23)	$ (25)	$ (48)	$ (51)